Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Deferred policy acquisition costs	$ 2,773,643	$ 3,062,204	$ 2,225,199
Future policy benefits, losses, claims and loss expenses	58,781,836	62,614,822	62,352,882
Unearned premiums	0	0	0
Other policy claims and benefits payable	512,790	226,844	240,904
Premium revenue	250,093	300,833	290,609
Net investment income	2,307,463	2,037,475	2,182,078
Benefits, claims, losses and settlement expenses	(1,582,537)	2,139,045	744,389
Amortization of deferred policy acquisition costs	284,011	306,370	649,554
Other operating expenses	$ 276,955	$ 272,787	$ 214,745